PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 14, 2005

to the Prospectus for Class A, B and C Shares of PIMCO Domestic Stock Funds

Dated November 1, 2004

Disclosure Related to the PEA Value Fund

On February 11, 2005, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved: (i) the termination of PEA Capital LLC as the sub-adviser to the PEA Value Fund (the “Fund”) effective as of the close of business on February 11, 2005 and (ii) a portfolio management agreement with respect to the Fund (the “New Agreement”) with Oppenheimer Capital LLC (“Oppenheimer Capital”) effective as of the termination of the portfolio management agreement with PEA Capital LLC. Under the New Agreement, Oppenheimer Capital will assume portfolio management responsibility for the Fund, and the Fund’s portfolio will be managed by Colin Glinsman. Mr. Glinsman is a Managing Director and the Chief Investment Officer of Oppenheimer Capital. He has 25 years of investment experience, including 16 years at Oppenheimer Capital. In addition, effective February 12, 2005, the name of the Fund will change to OpCap Value Fund. The change in sub-adviser to the Fund will not result in any change in the investment objective, policies or fees of the Fund as disclosed in the Prospectus. Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the Fund’s investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Fund.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 14, 2005

to the Prospectus for Class D Shares of PIMCO Domestic Stock Funds

Dated November 1, 2004

Disclosure Relating to the PEA Value and PEA Renaissance Funds

On February 11, 2005, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved: (i) the termination of PEA Capital LLC as the sub-adviser to the PEA Value and PEA Renaissance Funds (the “Funds”) effective as of the close of business on February 11, 2005, and (ii) a portfolio management agreement with respect to the Funds (the “New Agreement”) with Oppenheimer Capital LLC (“Oppenheimer Capital”) effective as of the termination of the portfolio management agreement with PEA Capital LLC. Under the New Agreement, Oppenheimer Capital will assume portfolio management responsibility for the Funds.

The Value Fund’s portfolio will be managed by Colin Glinsman. Mr. Glinsman is a Managing Director and the Chief Investment Officer of Oppenheimer Capital. He has 25 years of investment experience, including 16 years at Oppenheimer Capital. The Renaissance Fund’s portfolio will be managed by Lois Roman, Louis Goldstein and Colin Glinsman. Ms. Roman has 19 years of investment experience, including 2 years at Oppenheimer Capital where she manages all-cap and large-cap portfolios. Before joining Oppenheimer Capital, Ms. Roman was employed by Deutsche Asset Management and Scudder Investments. Mr. Goldstein is the head of the Small/Mid Cap product group and a portfolio manager at Oppenheimer Capital. He has 22 years of investment experience, including 14 years at Oppenheimer Capital. In addition, effective February 12, 2005, the names of the Funds will change to the OpCap Value Fund and OpCap Renaissance Fund. The change in sub-adviser to the Funds will not result in any change in the investment objective, policies or fees of the Funds as disclosed in the Prospectus. Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the Fund’s investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Funds.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 14, 2005

to the Prospectus for Class R Shares of PIMCO Stock Funds

Dated November 1, 2004

Disclosure Relating to the PEA Value Fund and PEA Renaissance Funds

On February 11, 2005, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved: (i) the termination of PEA Capital LLC as the sub-adviser to the PEA Value and PEA Renaissance Funds (the “Funds”) effective as of the close of business on February 11, 2005, and (ii) a portfolio management agreement with respect to the Funds (the “New Agreement”) with Oppenheimer Capital LLC (“Oppenheimer Capital”) effective as of the termination of the portfolio management agreement with PEA Capital LLC. Under the New Agreement, Oppenheimer Capital will assume portfolio management responsibility for the Funds.

The Value Fund’s portfolio will be managed by Colin Glinsman. Mr. Glinsman is a Managing Director and the Chief Investment Officer of Oppenheimer Capital. He has 25 years of investment experience, including 16 years at Oppenheimer Capital. The Renaissance Fund’s portfolio will be managed by Lois Roman, Louis Goldstein and Colin Glinsman. Ms. Roman has 19 years of investment experience, including 2 years at Oppenheimer Capital where she manages all-cap and large-cap portfolios. Before joining Oppenheimer Capital, Ms. Roman was employed by Deutsche Asset Management and Scudder Investments. Mr. Goldstein is the head of the Small/Mid Cap product group and a portfolio manager at Oppenheimer Capital. He has 22 years of investment experience, including 14 years at Oppenheimer Capital. In addition, effective February 12, 2005, the names of the Funds will change to the OpCap Value Fund and OpCap Renaissance Fund. The change in sub-adviser to the Funds will not result in any change in the investment objective, policies or fees of the Funds as disclosed in the Prospectus. Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the Fund’s investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Funds.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 14, 2005

to the Prospectus for Institutional and Administrative Class Shares of PIMCO Funds

Dated November 1, 2004

Disclosure Relating to the PEA Value and PEA Renaissance Funds

On February 11, 2005, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved: (i) the termination of PEA Capital LLC as the sub-adviser to the PEA Value and PEA Renaissance Funds (the “Funds”) effective as of the close of business on February 11, 2005, and (ii) a portfolio management agreement with respect to the Funds (the “New Agreement”) with Oppenheimer Capital LLC (“Oppenheimer Capital”) effective as of the termination of the portfolio management agreement with PEA Capital LLC. Under the New Agreement, Oppenheimer Capital will assume portfolio management responsibility for the Funds.

The Value Fund’s portfolio will be managed by Colin Glinsman. Mr. Glinsman is a Managing Director and the Chief Investment Officer of Oppenheimer Capital. He has 25 years of investment experience, including 16 years at Oppenheimer Capital. The Renaissance Fund’s portfolio will be managed by Lois Roman, Louis Goldstein and Colin Glinsman. Ms. Roman has 19 years of investment experience, including 2 years at Oppenheimer Capital where she manages all-cap and large-cap portfolios. Before joining Oppenheimer Capital, Ms. Roman was employed by Deutsche Asset Management and Scudder Investments. Mr. Goldstein is the head of the Small/Mid Cap product group and a portfolio manager at Oppenheimer Capital. He has 22 years of investment experience, including 14 years at Oppenheimer Capital. In addition, effective February 12, 2005, the names of the Funds will change to the OpCap Value Fund and OpCap Renaissance Fund. The change in sub-adviser to the Funds will not result in any change in the investment objective, policies or fees of the Funds as disclosed in the Prospectus. Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the Fund’s investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Funds.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated February 14, 2005

to the Prospectus for Class A, B and C Shares of PEA Renaissance Fund

Dated November 1, 2004

On February 11, 2005, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) approved: (i) the termination of PEA Capital LLC as the sub-adviser to the PEA Renaissance Fund (the “Fund”) effective as of the close of business on February 11, 2005, and (ii) a portfolio management agreement with respect to the Fund (the “New Agreement”) with Oppenheimer Capital LLC (“Oppenheimer Capital”) effective as of the termination of the portfolio management agreement with PEA Capital LLC. Under the New Agreement, Oppenheimer Capital will assume portfolio management responsibility for the Fund.

The Renaissance Fund’s portfolio will be managed by Lois Roman, Louis Goldstein and Colin Glinsman. Ms. Roman has 19 years of investment experience, including 2 years at Oppenheimer Capital where she manages all-cap and large-cap portfolios. Before joining Oppenheimer Capital, Ms. Roman was employed by Deutsche Asset Management and Scudder Investments. Mr. Goldstein is the head of the Small/Mid Cap product group and a portfolio manager at Oppenheimer Capital. He has 22 years of investment experience, including 14 years at Oppenheimer Capital. Mr. Glinsman is a Managing Director and the Chief Investment Officer of Oppenheimer Capital and has 25 years of investment experience, including 16 years at Oppenheimer Capital. In addition, effective February 12, 2005, the name of the Fund will change to OpCap Renaissance Fund. The change in sub-adviser to the Fund will not result in any change in the investment objectives, policies or fees of the Fund as disclosed in the Prospectus. Oppenheimer Capital is subject to a non-competition agreement that limits the extent to which the Fund’s investments can overlap with the equity investments of a balanced fund sponsored by a third party. Oppenheimer Capital has indicated that it does not believe that agreement will have a material adverse impact on Oppenheimer Capital’s management of the Fund.